17. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes Tables
Income tax recovery

(in thousands)	2017	2016

Deferred income tax:
Origination of temporary differences	$1,211	$922
Tax benefit-previously unrecognized tax assets	2,482	3,016
Prior year over (under) provision	(55)	17
	3,638	3,955
Income tax recovery	$3,638	$3,955

Reconciliation of the effective rate of income tax

(in thousands)	2017	2016

Loss before taxes from continuing operations	$(17,725)	$(15,654)
Combined Canadian tax rate	26.50%	26.50%
Income tax recovery at combined rate	4,697	4,148

Difference in tax rates	1,531	9,679
Non-deductible amounts	(1,624)	(6,523)
Allowable capital loss on disposal of subsidiary	-	1,397
Non-taxable amounts	1,377	1,381
Previously unrecognized deferred tax assets (1)	2,482	3,016
Renunciation of tax attributes-flow through shares	(2,187)	(667)
Change in deferred tax assets not recognized	(2,811)	(8,618)
Prior year over (under) provision	(55)	17
Other	228	125
Income tax recovery	$3,638	$3,955

Deferred income tax assets (liabilities)
	At December 31	At December 31
(in thousands)	2017	2016

Deferred income tax assets:
Property, plant and equipment, net	$779	$662
Post-employment benefits	492	480
Reclamation obligations	6,613	6,120
Other liabilities	-	177
Tax loss carry forwards	9,340	8,781
Other	5,700	4,530
Deferred income tax assets-gross	22,924	20,750
Set-off against deferred income tax liabilities	(22,924)	(20,750)
Deferred income tax assets-per balance sheet	$-	$-

Deferred income tax liabilities:
Inventory	$(591)	$(554)
Investments	(519)	(274)
Investments in associates	11	(60)
Property, plant and equipment, net	(35,106)	(33,949)
Other	(901)	(934)
Deferred income tax liabilities-gross	(37,106)	(35,771)
Set-off of deferred income tax assets	22,924	20,750
Deferred income tax liabilities-per balance sheet	$(14,182)	$(15,021)

Deferred income tax liability continuity

(in thousands)	2017	2016

Balance-January 1	$(15,021)	$(16,465)
Recognized in income (loss)	3,638	3,955
Recognized in comprehensive income (loss)	-	(152)
Recognized in other liabilities (flow-through shares)	(1,828)	(1,836)
Other, including foreign exchange gain (loss)	(971)	(523)
Balance-December 31	$(14,182)	$(15,021)

Deferred income tax assets not recognized
	At December 31	At December 31
(in thousands)	2017	2016

Deferred income tax assets not recognized
Investments	$-	$-
Property, plant and equipment	6,753	4,974
Tax losses – capital	53,217	27,544
Tax losses – operating	21,944	19,833
Tax credits	897	860
Other deductible temporary differences	658	582
Deferred income tax assets not recognized	$83,469	$53,793

Geographic split of tax losses and tax credits not recognized
	Expiry	At December 31	At December 31
(in thousands)	Date	2017	2016

Tax losses - gross
Canada	2025-2037	$117,210	$107,337
Tax losses - gross		117,210	107,337
Tax benefit at tax rate of 25% - 27%		31,284	28,614
Set-off against deferred tax liabilities		(9,340)	(8,781)
Total tax loss assets not recognized		$21,944	$19,833

Tax credits
Canada	2025-2035	897	860
Total tax credit assets not recognized		$897	$860